Average Annual Total Returns	Prospectus #1 CVT S&P 500 Index Portfolio S&P 500® Index One Year	Prospectus #1 CVT S&P 500 Index Portfolio S&P 500® Index Five Years	Prospectus #1 CVT S&P 500 Index Portfolio S&P 500® Index Ten Years	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio One Year	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio Five Years	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio Ten Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio S&P 500® Index One Year	Prospectus #1 CVT S&P MidCap 400 Index Portfolio S&P 500® Index Five Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio S&P 500® Index Ten Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio S&P MidCap 400® Index One Year	Prospectus #1 CVT S&P MidCap 400 Index Portfolio S&P MidCap 400® Index Five Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio S&P MidCap 400® Index Ten Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I One Year	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I Five Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I Ten Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F One Year	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F Five Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F Ten Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio S&P 500® Index One Year	Prospectus #1 CVT NASDAQ 100 Index Portfolio S&P 500® Index Five Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio S&P 500® Index Ten Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio NASDAQ 100 Index One Year	Prospectus #1 CVT NASDAQ 100 Index Portfolio NASDAQ 100 Index Five Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio NASDAQ 100 Index Ten Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I One Year	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I Five Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I Ten Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F One Year	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F Five Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F Ten Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F Inception Date	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio S&P 500® Index One Year	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio S&P 500® Index Five Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio S&P 500® Index Ten Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Russell 2000® Index One Year	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Russell 2000® Index Five Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Russell 2000® Index Ten Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I One Year	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I Five Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I Ten Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F One Year	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F Five Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F Ten Years	Prospectus #1 CVT EAFE International Index Portfolio MSCI EAFE Index One Year	Prospectus #1 CVT EAFE International Index Portfolio MSCI EAFE Index Five Years	Prospectus #1 CVT EAFE International Index Portfolio MSCI EAFE Index Ten Years	Prospectus #1 CVT EAFE International Index Portfolio Class I One Year	Prospectus #1 CVT EAFE International Index Portfolio Class I Five Years	Prospectus #1 CVT EAFE International Index Portfolio Class I Ten Years	Prospectus #1 CVT EAFE International Index Portfolio Class F One Year	Prospectus #1 CVT EAFE International Index Portfolio Class F Five Years	Prospectus #1 CVT EAFE International Index Portfolio Class F Ten Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Bloomberg US Universal Index One Year	Prospectus #1 CVT Investment Grade Bond Index Portfolio Bloomberg US Universal Index Five Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Bloomberg US Universal Index Ten Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Bloomberg US Aggregate Bond Index One Year	Prospectus #1 CVT Investment Grade Bond Index Portfolio Bloomberg US Aggregate Bond Index Five Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Bloomberg US Aggregate Bond Index Ten Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I One Year	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I Five Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I Ten Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F One Year	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F Five Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F Ten Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Bloomberg US Universal Index One Year	Prospectus #2 CVT Volatility Managed Moderate Portfolio Bloomberg US Universal Index Five Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Bloomberg US Universal Index Ten Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio S&P Global LargeMidCap Managed Risk Index - Conservative One Year	Prospectus #2 CVT Volatility Managed Moderate Portfolio S&P Global LargeMidCap Managed Risk Index - Conservative Five Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio S&P Global LargeMidCap Managed Risk Index - Conservative Ten Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Moderate Portfolio Blended Benchmark One Year		Prospectus #2 CVT Volatility Managed Moderate Portfolio Moderate Portfolio Blended Benchmark Five Years		Prospectus #2 CVT Volatility Managed Moderate Portfolio Moderate Portfolio Blended Benchmark Ten Years		Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F One Year	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F Five Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F Ten Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Russell 3000® Index One Year	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Russell 3000® Index Five Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Russell 3000® Index Ten Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Conservative One Year	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Conservative Five Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Conservative Ten Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Moderate Growth Portfolio Blended Benchmark One Year		Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Moderate Growth Portfolio Blended Benchmark Five Years		Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Moderate Growth Portfolio Blended Benchmark Ten Years		Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F One Year	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F Five Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F Ten Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Russell 3000® Index One Year	Prospectus #2 CVT Volatility Managed Growth Portfolio Russell 3000® Index Five Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Russell 3000® Index Ten Years	Prospectus #2 CVT Volatility Managed Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive One Year	Prospectus #2 CVT Volatility Managed Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive Five Years	Prospectus #2 CVT Volatility Managed Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive Ten Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Growth Portfolio Blended Benchmark One Year		Prospectus #2 CVT Volatility Managed Growth Portfolio Growth Portfolio Blended Benchmark Five Years		Prospectus #2 CVT Volatility Managed Growth Portfolio Growth Portfolio Blended Benchmark Ten Years		Prospectus #2 CVT Volatility Managed Growth Portfolio Class F One Year	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F Five Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F Ten Years
Total	26.29%	15.68%	12.03%	25.92%	15.38%	11.68%	26.29%	15.68%	12.03%	16.44%	12.61%	9.27%	16.12%	12.28%	8.90%	15.89%	12.06%	8.66%	26.29%	15.68%	12.03%	55.13%	22.65%	17.90%	54.40%	22.09%	17.29%	54.02%	21.79%	17.05%	Oct. 30, 2015	26.29%	15.68%	12.03%	16.93%	9.97%	7.15%	16.60%	9.69%	6.77%	16.36%	9.47%	6.53%	18.24%	8.16%	4.28%	17.77%	7.82%	3.81%	17.53%	7.61%	3.58%	6.17%	1.44%	2.08%	5.53%	1.10%	1.81%	5.47%	1.06%	1.68%	5.22%	0.81%	1.48%	6.17%	1.44%	2.08%	12.49%	5.55%	4.36%	14.02%	[1]	7.23%	[1]	5.82%	[1]	11.92%	5.43%	4.51%	25.96%	15.15%	11.47%	14.46%	6.48%	4.82%	16.71%	[2]	9.04%	[2]	7.00%	[2]	13.79%	6.33%	4.95%	25.96%	15.15%	11.47%	17.89%	8.20%	5.64%	19.43%	[3]	10.81%	[3]	8.15%	[3]	15.65%	6.78%	4.91%

[1]	The Moderate Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 48% Bloomberg US Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.
[2]	The Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg US Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.
[3]	The Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg US Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.